Fair Value Measurements and Disclosures	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Disclosures [Abstract]
Fair Value Measurements and Disclosures
7.  Fair Value Measurements and Disclosures

Financial instruments are carried at fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Assets and liabilities carried at fair value are classified and disclosed in the following three levels: Level 1 - unadjusted quoted market prices in active markets for identical assets and liabilities; Level 2 - inputs other than unadjusted quoted market prices that are observable for the asset or liability, either directly or indirectly (including unadjusted quoted market prices for similar investments, interest rates, credit risk); and Level 3 - unobservable inputs for the asset or liability (including the Partnerships' own assumptions used in determining the fair value of investments).

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Partnerships' assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

The Partnerships' assets and liabilities measured at fair value on a recurring basis are summarized in the following tables by the type of inputs applicable to the fair value measurements.

Charter Campbell

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	1,856,568	–	n/a	1,856,568
Forwards	–	1,386,487	n/a	1,386,487
Total Assets	1,856,568	1,386,487	n/a	3,243,055

Liabilities
Futures	704,278	–	n/a	704,278
Forwards	–	56,077	n/a	56,077
Total Liabilities	704,278	56,077	n/a	760,355

Unrealized currency loss				(2,392,751)
*Net fair value	1,152,290	1,330,410	n/a	89,949

December 31, 2010	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	1,656,055	–	n/a	1,656,055
Forwards	–	2,248,048	n/a	2,248,048
Options Purchased	–	366,896	n/a	366,896
Total Assets	1,656,055	2,614,944	n/a	4,270,999

Liabilities
Futures	482,383	–	n/a	482,383
Forwards	–	913,269	n/a	913,269
Options Written	–	166,225	n/a	166,225
Total Liabilities	482,383	1,079,494	n/a	1,561,877

Unrealized currency loss				(2,368,555)
*Net fair value	1,173,672	1,535,450	n/a	340,567

*	This amount comprises of the “Total net unrealized gain on open contracts” and options purchased and options written on the Statements of Financial Condition.

Charter Aspect

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	3,027,158	–	n/a	3,027,158
Forwards	–	220,966	n/a	220,966
Total Assets	3,027,158	220,966	n/a	3,248,124

Liabilities
Futures	977,762	–	n/a	977,762
Forwards	–	142,891	n/a	142,891
Total Liabilities	977,762	142,891	n/a	1,120,653

Unrealized currency gain				848,606
*Net fair value	2,049,396	78,075	n/a	2,976,077

December 31, 2010	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	4,192,975	–	n/a	4,192,975
Forwards	–	1,797,535	n/a	1,797,535
Total Assets	4,192,975	1,797,535	n/a	5,990,510

Liabilities
Futures	527,822	–	n/a	527,822
Forwards	–	105,251	n/a	105,251
Total Liabilities	527,822	105,251	n/a	633,073

Unrealized currency gain				709,601
*Net fair value	3,665,153	1,692,284	n/a	6,067,038

*	This amount comprises of the “Total net unrealized gain on open contracts” on the Statements of Financial Condition.

Charter WNT

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	2,222,818	–	n/a	2,222,818
Forwards	–	31,450	n/a	31,450
Options Purchased	1,720	–	n/a	1,720
Total Assets	2,224,538	31,450	n/a	2,255,988

Liabilities
Futures	705,532	–	n/a	705,532
Forwards	–	22,302	n/a	22,302
Options Written	3,973	–	n/a	3,973
Total Liabilities	709,505	22,302	n/a	731,807

Unrealized currency loss				(49,877)
*Net fair value	1,515,033	9,148	n/a	1,474,304

December 31, 2010	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	2,868,141	–	n/a	2,868,141
Forwards	–	49,770	n/a	49,770
Options Purchased	2,775	–	n/a	2,775
Total Assets	2,870,916	49,770	n/a	2,920,686

Liabilities
Futures	447,839	–	n/a	447,839
Forwards	–	12,098	n/a	12,098
Options Written	5,500	–	n/a	5,500
Total Liabilities	453,339	12,098	n/a	465,437

Unrealized currency loss				(12,756)
*Net fair value	2,417,577	37,672	n/a	2,442,493

*	This amount comprises of the “Total net unrealized gain on open contracts” and options purchased and options written on the Statements of Financial Condition.